Note 11 - Related Party Transactions (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jan. 25, 2019
Statement Line Items [Line Items]
Services to be received, related party transactions, maximum			$ 300,000
Services received, related party transactions	$ 215,000	$ 179,000